LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM DEPOSITS AND PREPAYMENTS
LONG-TERM DEPOSITS AND PREPAYMENTS
4.	LONG-TERM DEPOSITS AND PREPAYMENTS
The Company is required to pay certain amounts of deposits to airline companies and hotel suppliers. The Company is also required to pay deposits to local travel bureaus as a pledge for insurance of traveler’s safety.
Components of long-term deposits and prepayments as of December 31, 2020 and 2021 were as follows (RMB in millions):

	2020	2021
Deposits paid to airline suppliers	221	183
Deposit paid to lessor	72	65
Deposits paid to advertising suppliers	54	35
Deposits paid to hotel suppliers	13	17
Others	51	71

Total	411	371